Commitments - Additional Information (Detail) $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 12, 2019 MXN ($)	Dec. 12, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 16, 2014 MXN ($)	Nov. 30, 2014 USD ($)
Commitments [Line Items]
Authorized capital investments		$ 21,831,705				$ 5,478,614
PAC Kingston Airport Limited (PACKAL) [Member]
Commitments [Line Items]
Capital Investments	$ 0		$ 101,400,000
MBJ Airports Limited
Commitments [Line Items]
Capital Investments	$ 7,079,559		$ 111,700,000	$ 28,382,604	$ 768,832
April 2015 to March 2020 [Member] | Airport Authority in Jamaica [Member]
Commitments [Line Items]
Authorized capital investments							$ 37,940,000